Financial Instruments (Details) - Schedule of change in LIBOR interest rates - LIBOR Interest Rate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of change in LIBOR interest rates [Line Items]
5% Increase in the Interest Rate	$ (4)	$ (60)
5% Decrease in the Interest Rate	$ 4	$ 60